Tangible assets - Property, plant and equipment owned (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment for own use
Carrying amount	€ 31,772	€ 34,262	€ 24,594
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	13,213	15,041	8,150
Property, plant and equipment for own use | Abroad
Property, plant and equipment for own use
Carrying amount	6,299	7,737	5,390
Property, plant and equipment for own use | Cost
Property, plant and equipment for own use
Carrying amount	24,896	27,108	18,735
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(11,543)	(11,974)	(10,524)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(140)	(93)	(61)
Property, plant and equipment for own use | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,722	4,921
Land and buildings
Property, plant and equipment for own use
Carrying amount	9,733	10,990	4,010
Land and buildings | Cost
Property, plant and equipment for own use
Carrying amount	13,081	13,972	6,127
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,215)	(2,889)	(2,056)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(133)	(93)	(61)
Land and buildings | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,716	4,908
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,146	1,187	1,150
IT equipment and fixtures | Cost
Property, plant and equipment for own use
Carrying amount	5,562	5,995	5,605
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,416)	(4,808)	(4,455)
IT equipment and fixtures | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
IT equipment and fixtures | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	1	2
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,231	2,736	2,740
Furniture and vehicles | Cost
Property, plant and equipment for own use
Carrying amount	6,085	6,952	6,686
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,854)	(4,216)	(3,946)
Furniture and vehicles | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
Furniture and vehicles | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	5	11
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	103	128	250
Construction in progress and other items | Cost
Property, plant and equipment for own use
Carrying amount	168	189	317
Construction in progress and other items | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(58)	(61)	(67)
Construction in progress and other items | Impairment losses
Property, plant and equipment for own use
Carrying amount	(7)	0	€ 0
Construction in progress and other items | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	€ 0	€ 0